Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates. In addition, it is our policy to not grant stock options during periods in which there is material nonpublic information about our company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy (each, a “Blackout”) or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information (each, a “Filing Window”). These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.
Our executive officers are not permitted to choose the grant date for their individual stock option grants. Stock option grants to our employees, including our executive officers, and our Directors are generally made annually at a meeting of the Compensation Committee that is held during the first quarter of each year. The grants are effective on the date of the meeting. However, if the meeting occurs during a Blackout or a Filing Window, the stock option grants will not be effective until after the first full business day following the earnings announcement, unless such day is within a Filing Window, in which case such grants will not be effective until after the first full business day following the filing of the applicable report with the Securities and Exchange Commission.
During 2024, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During 2024, none of our named executive officers were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information (other than a Form 8-K that disclosed a material new option award grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such reports.

Award Timing Method
Our executive officers are not permitted to choose the grant date for their individual stock option grants. Stock option grants to our employees, including our executive officers, and our Directors are generally made annually at a meeting of the Compensation Committee that is held during the first quarter of each year. The grants are effective on the date of the meeting. However, if the meeting occurs during a Blackout or a Filing Window, the stock option grants will not be effective until after the first full business day following the earnings announcement, unless such day is within a Filing Window, in which case such grants will not be effective until after the first full business day following the filing of the applicable report with the Securities and Exchange Commission.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates. In addition, it is our policy to not grant stock options during periods in which there is material nonpublic information about our company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy (each, a “Blackout”) or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information (each, a “Filing Window”). These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.

MNPI Disclosure Timed for Compensation Value	false